Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	FENNEC PHARMACEUTICALS INC.
Entity Central Index Key	0001211583
Entity Filer Category	Smaller Reporting Company
Trading Symbol	FENCF